Securities issued (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Securities Issued [Line Items]
Securities issued	R$ 8,095,042	R$ 6,202,165
Financial assets	16,868,112	12,448,565
Not later than three months [member]
Securities Issued [Line Items]
Financial assets	412,674	666,788
Later than three months and not later than one year [member]
Securities Issued [Line Items]
Financial assets	290,149	272,489
Later than three months and not later than one year [member] | Debentures
Securities Issued [Line Items]
Financial assets	22,176	0
1 year to 3 years
Securities Issued [Line Items]
Financial assets	1,167,876	1,167,876
From 3 to 5 years
Securities Issued [Line Items]
Financial assets	4,624,086	3,395,893
Later than five years [member]
Securities Issued [Line Items]
Financial assets	10,422,658	6,945,519
Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	14,232,021	9,699,546
Fair value through other comprehensive income - FVOCI [Member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	9,212,930	4,652,445
Fair value through other comprehensive income - FVOCI [Member] | Debentures
Securities Issued [Line Items]
Financial assets	330,705	684,153
Fair value through other comprehensive income - FVOCI [Member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	104,270	203,350
Fair value through other comprehensive income - FVOCI [Member] | Financial Bills [Member]
Securities Issued [Line Items]
Financial assets		5,771
Fair value through other comprehensive income - FVOCI [Member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	3,931,671	3,541,780
Fair value through other comprehensive income - FVOCI [Member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	415,471	589,496
Fair value through other comprehensive income - FVOCI [Member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	214,157	22,551
Fair value through other comprehensive income - FVOCI [Member] | Certificate of Agribusiness Receivables
Securities Issued [Line Items]
Financial assets	22,817
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member]
Securities Issued [Line Items]
Financial assets	0	24,102
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	0	24,102
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member]
Securities Issued [Line Items]
Financial assets	22,176	0
Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years
Securities Issued [Line Items]
Financial assets	478,209	731,825
Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	135,277	2
Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years | Debentures
Securities Issued [Line Items]
Financial assets	19,968	120,255
Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	0	7,721
Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years | Financial Bills [Member]
Securities Issued [Line Items]
Financial assets		2,099
Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	177,973	151,677
Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	0	450,070
Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	144,991	1
Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years | Certificate of Agribusiness Receivables
Securities Issued [Line Items]
Financial assets	0
Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years
Securities Issued [Line Items]
Financial assets	4,389,513	2,999,773
Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	2,478,757	1,548,011
Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years | Debentures
Securities Issued [Line Items]
Financial assets	114,986	270,448
Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	0	15,877
Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years | Financial Bills [Member]
Securities Issued [Line Items]
Financial assets		1,161
Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	1,288,316	1,002,300
Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	415,471	139,426
Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	69,166	22,550
Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years | Certificate of Agribusiness Receivables
Securities Issued [Line Items]
Financial assets	22,817
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member]
Securities Issued [Line Items]
Financial assets	9,342,123	5,943,846
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	6,598,896	3,080,330
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Debentures
Securities Issued [Line Items]
Financial assets	173,575	293,450
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	104,270	179,752
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Financial Bills [Member]
Securities Issued [Line Items]
Financial assets		2,511
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	2,465,382	2,387,803
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	0	0
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	0	0
Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	1,157,491	1,290,355
Amortized cost [Member] | Debentures
Securities Issued [Line Items]
Financial assets	32,780	112,914
Amortized cost [Member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	665,413	645,373
Amortized cost [Member] | Rural Product Bill
Securities Issued [Line Items]
Financial assets	459,298	532,068
Amortized cost [Member] | Not later than three months [member]
Securities Issued [Line Items]
Financial assets	44,649	95,316
Amortized cost [Member] | Not later than three months [member] | Debentures
Securities Issued [Line Items]
Financial assets	0	15,777
Amortized cost [Member] | Not later than three months [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	0	0
Amortized cost [Member] | Not later than three months [member] | Rural Product Bill
Securities Issued [Line Items]
Financial assets	44,649	79,539
Amortized cost [Member] | Later than three months and not later than one year [member]
Securities Issued [Line Items]
Financial assets	212,869	197,820
Amortized cost [Member] | Later than three months and not later than one year [member] | Debentures
Securities Issued [Line Items]
Financial assets	19,995	21,162
Amortized cost [Member] | Later than three months and not later than one year [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	0	0
Amortized cost [Member] | Later than three months and not later than one year [member] | Rural Product Bill
Securities Issued [Line Items]
Financial assets	192,874	176,658
Amortized cost [Member] | 1 year to 3 years
Securities Issued [Line Items]
Financial assets	218,201	253,811
Amortized cost [Member] | 1 year to 3 years | Debentures
Securities Issued [Line Items]
Financial assets	12,785	75,975
Amortized cost [Member] | 1 year to 3 years | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	0	0
Amortized cost [Member] | 1 year to 3 years | Rural Product Bill
Securities Issued [Line Items]
Financial assets	205,416	177,836
Amortized cost [Member] | From 3 to 5 years
Securities Issued [Line Items]
Financial assets	16,359	95,712
Amortized cost [Member] | From 3 to 5 years | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	0	0
Amortized cost [Member] | From 3 to 5 years | Rural Product Bill
Securities Issued [Line Items]
Financial assets	16,359	95,712
Amortized cost [Member] | Later than five years [member]
Securities Issued [Line Items]
Financial assets	665,413	647,696
Amortized cost [Member] | Later than five years [member] | Debentures
Securities Issued [Line Items]
Financial assets	0	0
Amortized cost [Member] | Later than five years [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	665,413	645,373
Amortized cost [Member] | Later than five years [member] | Rural Product Bill
Securities Issued [Line Items]
Financial assets	0	2,323
Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	1,478,600	1,458,664
Fair value through profit or loss - FVTPL [Member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	420,336	37,131
Fair value through profit or loss - FVTPL [Member] | Debentures
Securities Issued [Line Items]
Financial assets	281,566	435,755
Fair value through profit or loss - FVTPL [Member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	182,319	44,453
Fair value through profit or loss - FVTPL [Member] | Financial Bills [Member]
Securities Issued [Line Items]
Financial assets	73,808	101,467
Fair value through profit or loss - FVTPL [Member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	27,576
Fair value through profit or loss - FVTPL [Member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	2,659	5,157
Fair value through profit or loss - FVTPL [Member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	358,332	529,903
Fair value through profit or loss - FVTPL [Member] | Certificate of Agribusiness Receivables
Securities Issued [Line Items]
Financial assets	64,371	237,750
Fair value through profit or loss - FVTPL [Member] | Bank Deposits Certificates
Securities Issued [Line Items]
Financial assets	55,597	44,638
Fair value through profit or loss - FVTPL [Member] | Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Financial assets	10,684	20,413
Fair value through profit or loss - FVTPL [Member] | Real Estate Credit Bills (LCI) [Member]
Securities Issued [Line Items]
Financial assets	1,352	1,613
Fair value through profit or loss - FVTPL [Member] | Other Securities [Member]
Securities Issued [Line Items]
Financial assets		384
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member]
Securities Issued [Line Items]
Financial assets	368,025	547,370
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	4,065	0
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Debentures
Securities Issued [Line Items]
Financial assets	3	2,139
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	0	5,236
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Financial Bills [Member]
Securities Issued [Line Items]
Financial assets	939	0
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	358,332	529,903
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Bank Deposits Certificates
Securities Issued [Line Items]
Financial assets	4,117	9,648
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Financial assets	450	391
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Real Estate Credit Bills (LCI) [Member]
Securities Issued [Line Items]
Financial assets	119	53
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Other Securities [Member]
Securities Issued [Line Items]
Financial assets		0
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member]
Securities Issued [Line Items]
Financial assets	55,104	74,669
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	671	0
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Debentures
Securities Issued [Line Items]
Financial assets	5,974	5,434
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	966	583
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Financial Bills [Member]
Securities Issued [Line Items]
Financial assets	26,049	50,848
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	2,659	0
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Certificate of Agribusiness Receivables
Securities Issued [Line Items]
Financial assets	17	1,907
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Bank Deposits Certificates
Securities Issued [Line Items]
Financial assets	14,734	12,988
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Financial assets	3,932	1,602
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Real Estate Credit Bills (LCI) [Member]
Securities Issued [Line Items]
Financial assets	102	1,307
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Other Securities [Member]
Securities Issued [Line Items]
Financial assets		0
Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years
Securities Issued [Line Items]
Financial assets	422,135	182,240
Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	320,737	14,407
Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Debentures
Securities Issued [Line Items]
Financial assets	25,383	71,217
Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	2,138	17,926
Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Financial Bills [Member]
Securities Issued [Line Items]
Financial assets	21,305	40,820
Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	19,942
Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	0	5,157
Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Investment funds [member]
Securities Issued [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Certificate of Agribusiness Receivables
Securities Issued [Line Items]
Financial assets	3,256	8,595
Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Bank Deposits Certificates
Securities Issued [Line Items]
Financial assets	24,215	12,638
Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Financial assets	4,368	11,227
Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Real Estate Credit Bills (LCI) [Member]
Securities Issued [Line Items]
Financial assets	791	253
Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Other Securities [Member]
Securities Issued [Line Items]
Financial assets		0
Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years
Securities Issued [Line Items]
Financial assets	218,214	300,408
Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	86,496	22,724
Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Debentures
Securities Issued [Line Items]
Financial assets	18,422	181,272
Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	62,714	5,180
Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Financial Bills [Member]
Securities Issued [Line Items]
Financial assets	16,935	5,023
Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets		0
Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Investment funds [member]
Securities Issued [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Certificate of Agribusiness Receivables
Securities Issued [Line Items]
Financial assets	26,999	76,123
Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Bank Deposits Certificates
Securities Issued [Line Items]
Financial assets	4,863	5,813
Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Financial assets	1,445	4,273
Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Real Estate Credit Bills (LCI) [Member]
Securities Issued [Line Items]
Financial assets	340
Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Other Securities [Member]
Securities Issued [Line Items]
Financial assets		0
Fair value through profit or loss - FVTPL [Member] | Later than five years [member]
Securities Issued [Line Items]
Financial assets	415,122	353,977
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	8,367	0
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Debentures
Securities Issued [Line Items]
Financial assets	231,784	175,693
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	116,501	15,528
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Financial Bills [Member]
Securities Issued [Line Items]
Financial assets	8,580	4,776
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	7,634
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets		0
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Certificate of Agribusiness Receivables
Securities Issued [Line Items]
Financial assets	34,099	151,125
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Bank Deposits Certificates
Securities Issued [Line Items]
Financial assets	7,668	3,551
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Financial assets	489	2,920
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Real Estate Credit Bills (LCI) [Member]
Securities Issued [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Other Securities [Member]
Securities Issued [Line Items]
Financial assets		384
Fair value through other comprehensive income - FVOCI
Securities Issued [Line Items]
Financial assets	14,232,021	0
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	14,232,021	9,699,546
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	9,212,930	4,652,445
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Debentures
Securities Issued [Line Items]
Financial assets	330,705	684,153
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	104,270	203,350
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Financial Bills [Member]
Securities Issued [Line Items]
Financial assets	0	5,771
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	3,931,671	3,541,780
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	415,471	589,496
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	214,157	22,551
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Certificate of Agribusiness Receivables
Securities Issued [Line Items]
Financial assets	22,817	0
Financial assets at amortised cost, category [member]
Securities Issued [Line Items]
Financial assets	39,700,334	29,825,198
Financial assets at amortised cost, category [member] | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	1,157,491	1,290,355
Financial assets at amortised cost, category [member] | Amortized cost [Member] | Debentures
Securities Issued [Line Items]
Financial assets	32,780	112,914
Financial assets at amortised cost, category [member] | Amortized cost [Member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	665,413	645,373
Financial assets at amortised cost, category [member] | Amortized cost [Member] | Rural Product Bill
Securities Issued [Line Items]
Financial assets	459,298	532,068
Financial assets at fair value through profit or loss, category [member]
Securities Issued [Line Items]
Financial assets	1,592,520	87,318
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	1,478,600	1,458,664
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	420,336	37,131
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Debentures
Securities Issued [Line Items]
Financial assets	281,566	435,755
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	182,319	44,453
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Financial Bills [Member]
Securities Issued [Line Items]
Financial assets	73,808	101,467
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	27,576	384
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	2,659	5,157
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	358,332	529,903
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Certificate of Agribusiness Receivables
Securities Issued [Line Items]
Financial assets	64,371	237,750
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Bank Deposits Certificates
Securities Issued [Line Items]
Financial assets	55,597	44,638
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Financial assets	10,684	20,413
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Real Estate Credit Bills (LCI) [Member]
Securities Issued [Line Items]
Financial assets	1,352	1,613
Financial Bills [Member]
Securities Issued [Line Items]
Securities issued	147,876	67,014
Real estate credit credit bills - (LCIs)
Securities Issued [Line Items]
Securities issued	7,898,500	5,794,144
Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Securities issued	R$ 48,666	R$ 341,007